Segment reporting (Details) - Schedule of total liabilities - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment reporting (Details) - Schedule of total liabilities [Line Items]
Total liabilities	€ 54,332	€ 53,917	€ 61,304
Europe [Member]
Segment reporting (Details) - Schedule of total liabilities [Line Items]
Total liabilities	54,170	53,917	61,304
North America [Member]
Segment reporting (Details) - Schedule of total liabilities [Line Items]
Total liabilities	2,369
Eliminations [Member]
Segment reporting (Details) - Schedule of total liabilities [Line Items]
Total liabilities	€ (2,206)